Gains and Losses on derecognition of Financial Assets measured at Amortized Cost (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gains	€ 0	€ 1	€ 1	€ 3
Losses	2	5	4	7
Net gains (losses) from derecognition of securities measured at amortized cost	€ (2)	€ (4)	€ (4)	€ (4)